Other Payable	12 Months Ended
Dec. 31, 2014
Other Payable [Abstract]
OTHER PAYABLE

NOTE 8 – OTHER PAYABLE

Other payable consists of the following:

	December 31, 2014	December 31, 2013

Dividend Payable	$935,038	$700,563

The dividends for preferred shares are cumulative. Dividend payable was based on 5% annual rate of issued preferred shares.